OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Financial assets
Deposits paid to suppliers		¥ 756,748	¥ 714,263
Dividends receivable		267,331	148,546
Receivables from disposal of businesses and assets		575,650	5,080,791
Entrusted loans and loans receivable from third parties		1,615,429	1,631,624
Entrusted loans and loans receivable from related parties		2,459,883	1,859,769
Receivable from disposal of Shanxi Huaxing			1,646,035
Receivables from disposal of Guizhou Branch's aluminum properties		1,320,488	200,000
Interest receivable		144,473	111,625
Recoverable reimbursement for freight charges		13,944	37,069
Other financial assets		1,006,189	899,946
Financial assets included in other current assets		8,160,135	12,329,668
Financial assets included in other current assets, net of provision for impairment		6,487,089	10,663,486
Receivable of value-added tax refund		1,063	3,492
Advances to employees		46,890	31,869
Deductible input value added tax receivables		2,408,504	1,537,245
Prepaid income tax		64,557	104,213
Prepayments to related parties for purchases		61,150	118,777
Prepayments to suppliers for purchases and others		885,433	2,626,002
Others		113,145	168,714
Other current assets, excluded financial assets		3,580,742	4,590,312
Other current assets, excluded financial assets, net of provision for impairment		3,576,587	4,584,259
Total other current assets	$ 1,546,759	10,063,676	15,247,745
USD
Financial assets
Other receivables		161,000
RMB
Financial assets
Receivables from disposals of businesses to related parties			2,867,000
Other financial assets			161,000
Prepayments to suppliers for purchases and others			1,686,000
Other current assets
Financial assets
Less: provision for impairment		(1,673,046)	(1,666,182)
Less: provision for impairment		¥ (4,155)	¥ (6,053)